Pension Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Expense for all defined benefit and defined contributions pension plans	$ 201.0	$ 185.0	$ 174.0
Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net prior service credits, before tax	1.0
Unrecognized net prior service credits, net of tax	1.0
Unrecognized actuarial losses, before tax	1,100.0
Unrecognized actuarial losses, net of tax	720.0
Future amortization of prior service cost (credit)	0.2
Prior service credits expected to be recognized accumulated comprehensive income in net periodic pension cost, net of tax	0.1
Prior service credits expected to be recognized accumulated comprehensive income in net periodic pension cost, before tax	43.0
Actuarial loss expected to be recognized accumulated comprehensive income in net periodic pension cost, net of tax	$ 30.0
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	7.50%	7.50%	7.50%
Percentage of plan assets in equity portfolios, minimum	60.00%
Percentage of plan assets in equity portfolios, maximum	70.00%
Employer contributions	$ 52.0
Expected employer contributions within the next year	$ 25.0
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	4.80%	4.65%
Weighted average rate of return assumption	4.80%	4.65%
Employer contributions	$ 62.0
Expected employer contributions within the next year	$ 55.0
Minimum | Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	1.25%	1.25%
Maximum | Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	7.10%	6.70%